Cover	Sep. 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 26, 2022
Entity File Number	000-11596
Entity Registrant Name	LONGWEN GROUP CORP.
Entity Central Index Key	0000723533
Entity Tax Identification Number	95-3506403
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Rm 219
Entity Address, Address Line Two	No. 25 Caihe Rd
Entity Address, Address Line Three	Shangcheng Dist.
Entity Address, City or Town	Hangzhon
Entity Address, Country	CN
Entity Address, Postal Zip Code	310002
City Area Code	+86
Local Phone Number	0571-87099979
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	N/A